Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated Hermes Municipal Bond Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 31, 2024
Document Creation Date	dei_DocumentCreationDate	May 29, 2024